UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                              Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2019

Date of reporting period:  March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2019 (Unaudited)

Mutual Funds (91.8%)	Shares	Value

Virtus KAR Small-Cap Growth Class I	20,845	$ 753,755
Vanguard Tax-Managed Small Cap Adm Class	11,403	708,373
Columbia Small Cap Index Class I2	30,134	706,340
Vanguard Small Cap Value Index Adm Class	12,277	678,933
PIMCO StockPLUS Small Fund Class I	70,038	666,058
MFS New Discovery Value R6	44,158	665,897
Watash Small Cap Value Class I	75,953	563,570
T. Rowe Price New Horizons	8,632	502,463
Alger Small Cap Focus Class I	23,321	474,343
T. Rowe Price QM US Small Cap GR Equity	8,500	310,505
Westwood Small Cap Class I	14,000	221,760

Total Mutual Funds (Cost $ 5,284,745)		6,251,997

Short-Term Securities (6.4%)

Fidelity Institutional Money Market (Cost $ 435,562)		435,562

Total Short-Term Securities		435,562

Total Investments in Securities (Cost $ 5,720,307) (99.2%)		6,687,559

Other Assets (1.8%)		120,568

Net Assets (100%)		$ 6,808,127

At March 31, 2019, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,284,745
Unrealized appreciation	1,022,342
Unrealized depreciation	55,090
Net unrealized appreciation (depreciation)	967,252

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments (Unaudited)

March 31, 2019

Mutual Funds (93.4%)	Shares	Value

Akre Focus Class I	23,725	$ 982,229
Primecap Odyssey Aggressive Growth	20,344	891,060
DoubleLine Shiller Enhanced CAPE Class I	57,390	849,941
Vanguard Tax-Managed Capital App Adm Class	5,565	810,448
Glenmede Quant US Large Cap Core Equity	29,257	762,436
Primecap Odyssey Stock	23,604	754,155
Shelton Nasdaq-100 Index Direct	39,886	722,343
T. Rowe Price Dividend Growth	15,003	700,786
Loomis Sayles Growth Class Y	39,936	662,141
PIMCO RAE Fundamental Plus Class I	93,392	653,745
Gotham Index Plus Class I	44,809	651,973
Dodge & Cox Stock	3,332	611,367
Principal Blue Chip Class I	24,797	589,187
Fidelity Select Medical Tech & Devices	10,761	578,430
T. Rowe Price Blue Chip Growth	5,151	574,553
T. Rowe Price Global Technology	37,538	554,054
Thrivent Mid Cap Stock Class S	15,619	410,308

Total Mutual Funds (Cost $ 9,350,000)		11,759,156

Short-Term Securities (5.9%)

Fidelity Institutional Money Market (Cost $ 737,493)		737,493

Total Short-Term Securities		737,493

Total Investments in Securities (Cost $ 10,087,493) (99.3%)		12,496,649

Other Assets (0.7%)		93,308

Net Assets (100%)		$ 12,589,957

At March 31, 2019, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$9,350,000
Unrealized appreciation	2,496,264
Unrealized depreciation	87,108
Net unrealized appreciation (depreciation)	2,409,156

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments (Unaudited)

March 31, 2019

Mutual Funds (90.6%)	Shares	Value

MFS International Value Class I	11,869	$ 525,425
PIMCO StockPLUS Intl (USD Hedged) Class I	53,400	413,854
Oppenheimer International Small-Mid Co. Class Y	8,985	411,052
Vanguard International Growth Adm Class	4,370	397,856
Oppenheimer Developing Markets Class Y	8,534	360,545
Oakmark International Inv Class	13,707	305,792
Baron Emerging Markets Retail Class	21,742	302,649
Vanguard Global Minimum Volatility Adm Class	10,061	275,069
Lazard Global Listed Infrastructure Class I	17,902	263,336
Hennessy Japan Small Cap Inv Class	18,540	262,530
T. Rowe Price Emerging Markets Stock	6,104	260,315
MFS Global Real Estate R6	13,888	233,602
Cohen & Steers Real Estate Securities Class I	13,777	230,205
Vanguard Materials Index Adm Class	3,535	221,664
Fidelity Select Chemicals	16,281	217,020
AllianzGI Global Water Class I	13,584	200,234

Total Mutual Funds (Cost $ 4,209,452)		4,881,148

Short-Term Securities (8.0%)

Fidelity Institutional Money Market (Cost $ 429,310)		429,310

Total Short-term Securities		429,310

Total Investments in Securities (Cost $ 4,638,762) (98.6%)		5,310,458

Other Assets (1.4%)		77,196

Net Assets (100%)		$ 5,387,654

At March 31, 2019, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$4,209,452
Unrealized appreciation	692,146
Unrealized depreciation	20,450
Net unrealized appreciation (depreciation)	671,696

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments (Unaudited)

March 31, 2019

Mutual Funds (93.5%)	Shares	Value

Columbia Convertible Securities Class I3	14664	$ 311,327
PIMCO International Bond (USD Hedged) Class I	27830	303348
Vanguard Utilities Index Adm Class	4623	300565
Frost Total Return Bond Inv Class	28760	297668
Vanguard High Dividend Yield Index Inv Class	8408	285275
AlphaCentric Income Opportunities Class I	22191	272950
PIMCO Income Class I	22567	270807
T Rowe Price Global Multi-Sector Bond Inv Class	24069	270051
Fidelity Strategic Dividend & Income	17806	266733
PIMCO Investment Grade Credit Bond Class I	24896	257672
Payden Corporate Bond	22719	251725
Guggenheim Total Return Bond Class P	9247	247358
Nuveen NWQ Flexible Income Class I	11690	247248
Artisan High Income Advisor Class	25432	243896
Virtus NewFleet Multi-Sector Short Term Bond Class I	51594	241460
Fidelity Capital and Income	22272	220047
Fidelity New Markets Income	14084	211966
Western Asset Core Plus Bond Class FI	17352	200758
Lord Abbett Bond Debenture Class R6	25000	196250
Oppenheimer Senior Floating Rate Class Y	24661	193835
Credit Suisse Floating Rate High Income Class I	28732	191643
Goldman Sachs Emerging Market Debt Inv Class	15355	187485
Doubleline Total Return Bond Fund Class I	14453	152,195

Total Mutual Funds (Cost $ 5,495,000)		5,622,262

Short-Term Securities (3.2%)

Fidelity Institutional Money Market (Cost $ 193,330)		193,330

Total Short-term Securities		193,330

Total Investments in Securities (Cost $ 5,688,330) (96.7%)		5,815,592

Other Assets (3.3%)		201,105

Net Assets (100%)		$ 6,016,697

At March 31, 2019, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$5,495,000
Unrealized appreciation	223,045
Unrealized depreciation	95,783
Net unrealized appreciation (depreciation)	127,262

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2019:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 6,687,559	$ 12,496,649	$ 5,310,458	$ 5,815,592
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 6,687,559	$ 12,496,649	$ 5,310,458	$ 5,815,592

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 22, 2019